PROPRIETARY TECHNOLOGIES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 13,865,862	$ 13,896,168	$ 9,512,258
Less: Accumulated amortization	(2,278,298)	(1,814,698)	(1,397,634)
Net carrying amount	$ 11,587,564	$ 12,081,470	$ 8,114,624